Disclosure of accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade payables	$ 6,243	$ 3,416
Accrued liabilities	2,919	362
Taxes payable	1,025	1,629
Other payables	1,126	610
Trade and other payables	$ 11,313	$ 6,017